Intangible assets, net	12 Months Ended
Dec. 31, 2015
Intangible assets, net

Note 7 Intangible assets, net

The following tables summarize intangible assets by categories as of:

	December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$95,771	$(16,660)	$79,111
Developed technology	52,275	(29,536)	22,739
Software	25,832	(15,648)	10,184
Brand and domain names and other intangibles	14,752	(5,254)	9,498
Indefinite-lived trade names and other intangibles	303	—	303

Total intangible assets	$188,933	$(67,098)	$121,835

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$101,568	$(33,359)	$68,209
Developed technology	63,720	(41,595)	22,125
Software	26,558	(21,683)	4,875
Brand and domain names and other intangibles	18,486	(8,279)	10,207
Indefinite-lived trade names and other intangibles	303	—	303

Total intangible assets	$210,635	$(104,916)	$105,719

The major additions are primarily through business combination in the year ended December 31, 2015 (Note 3).

Amortization expense was $16,814, $24,511 and $39,325 in the year ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2014 and 2015, intangible assets with a carrying value of $32,653 and $26,498 respectively, have been pledged as collateral for the long-term debt (Note 11).

Total future amortization expense for intangible assets that have definite lives, based upon the Company’s existing intangible assets and their current estimated useful lives as of December 31, 2015, is estimated as follows:

2016	$34,832
2017	24,626
2018	13,824
2019	10,741
2020	10,030
Thereafter	9,466

Total	$103,519

The table above excludes amortization of intangible assets under development of $1,897 as per December 31, 2015.